EMPLOYEE BENEFITS - Number of employees (Details) - employee	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Average number of employees	39,484	33,658	32,594
Average number of contractors	23,367	19,615	18,599
Average number of employees, excluding Centamin	33,981
Average number of contractors, excluding Centamin	20,299
Africa
Disclosure of net defined benefit liability (asset) [line items]
Average number of employees	27,930	21,734	19,807
Australia
Disclosure of net defined benefit liability (asset) [line items]
Average number of employees	1,777	1,741	1,532
Americas
Disclosure of net defined benefit liability (asset) [line items]
Average number of employees	8,509	8,565	9,498
Other, including corporate and non-gold producing subsidiaries
Disclosure of net defined benefit liability (asset) [line items]
Average number of employees	1,268	1,618	1,757